Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	$ 2,056		$ 2,243
Lease liabilities - current	835		834
Lease liabilities – non-current	1,157		1,333
Total operating lease liabilities	1,992		$ 2,167
Lease cost
Amortization of right-of-use assets	229	$ 231
Interest of operating lease liabilities	19	6
Total Lease cost	$ 248	$ 237
Weighted-average remaining lease term	2 years 2 months 23 days	1 year
Weighted-average discount rate	3.51%	4.30%